Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Notes Payable

Note 4 – Notes Payable

Note Purchase Agreement

On June 20, 2016, Marina entered into a Note Purchase Agreement (the “Purchase Agreement”) with certain investors (the “Purchasers”), pursuant to which Marina issued to the Purchasers unsecured promissory notes in the aggregate principal amount of $300,000 (the “Notes”). Interest shall accrue on the unpaid principal balance of the Notes at the rate of 12% per annum beginning on September 20, 2016. The Notes will become due and payable on June 20, 2017, provided, that, upon the closing of a financing transaction that occurs while the Notes are outstanding, each Purchaser shall have the right to either: (i) accelerate the maturity date of the Note held by such Purchaser or (ii) convert the entire outstanding principal balance under the Note held by such Purchaser and accrued interest thereon into Marina’s securities that are issued and sold at the closing of such financing transaction.

Further, if we at any time while the Notes are outstanding receive any cash payments in the aggregate amount of not less than $250,000, as a result of the licensing, partnering or disposition of any of the technology held by us or any related product or asset, we shall pay to the holders of the Notes, on a pro rata basis, an amount equal to 25% of each payment actually received by us, which payments shall be applied against the outstanding principal balance of the Notes and the accrued and unpaid interest thereon, until such time as the Notes are repaid in full.

As of March 31, 2017, the accrued interest expense on the Notes amounted to $21,225, with a total balance of principal and interest of $321,225.

In the Purchase Agreement, Marina agreed: (x) to extend the termination date of all of the warrants to purchase shares of Marina common stock (such warrants, the “Prior Warrants”) that were delivered to the purchasers pursuant to that certain Note and Warrant Purchase Agreement, dated as of February 10, 2012 between Marina and the purchasers identified on the signature pages thereto, as it has been amended to date, to February 10, 2020 and (y) to extend the exercise price protection afforded of the Prior Warrants so that such protection would apply to any financing transaction effected on or prior to June 19, 2017 (with any such adjustment only applying to 80% of the Prior Warrants, and with such protection not resulting in the issuance of any additional shares of Marina common stock). As the Prior Warrants were already recorded at fair value as a result of price adjustable terms, the impacts of the modification of the terms is included in the change in fair value of price adjustable warrants in the statement of operations.

These notes were assumed by IThena in connection with the Merger.

Note Payable – Service Provider

On December 28, 2016, we entered into an Agreement and Promissory Note with a law firm for past services performed totaling $121,523. The note calls for monthly payments of $6,000 per month, beginning with an initial payment on March 31, 2017. The note is unsecured and non-interest bearing. The note will be considered paid in full if the Company pays $100,000 by December 31, 2017. The balance due on the note was $115,523 as of March 31, 2017.

Note 6 – Notes Payable

Note Purchase Agreement

On June 20, 2016, Marina entered into a Note Purchase Agreement (the “Purchase Agreement”) with certain investors (the “Purchasers”), pursuant to which Marina issued to the Purchasers unsecured promissory notes in the aggregate principal amount of $300,000 (the “Notes”). Interest shall accrue on the unpaid principal balance of the Notes at the rate of 12% per annum beginning on September 20, 2016. The Notes will become due and payable on June 20, 2017, provided, that, upon the closing of a financing transaction that occurs while the Notes are outstanding, each Purchaser shall have the right to either: (i) accelerate the maturity date of the Note held by such Purchaser or (ii) convert the entire outstanding principal balance under the Note held by such Purchaser and accrued interest thereon into Marina’s securities that are issued and sold at the closing of such financing transaction.

Further, if we at any time while the Notes are outstanding receive any cash payments in the aggregate amount of not less than $250,000, as a result of the licensing, partnering or disposition of any of the technology held by us or any related product or asset, we shall pay to the holders of the Notes, on a pro rata basis, an amount equal to 25% of each payment actually received by us, which payments shall be applied against the outstanding principal balance of the Notes and the accrued and unpaid interest thereon, until such time as the Notes are repaid in full.

As of December 31, 2016, the accrued interest expense on the Notes amounted to $14,475, with a total balance of principal and interest of $314,475.

In the Purchase Agreement, Marina agreed: (x) to extend the termination date of all of the warrants to purchase shares of Marina common stock (such warrants, the “Prior Warrants”) that were delivered to the purchasers pursuant to that certain Note and Warrant Purchase Agreement, dated as of February 10, 2012 between Marina and the purchasers identified on the signature pages thereto, as it has been amended to date, to February 10, 2020 and (y) to extend the exercise price protection afforded of the Prior Warrants so that such protection would apply to any financing transaction effected on or prior to June 19, 2017 (with any such adjustment only applying to 80% of the Prior Warrants, and with such protection not resulting in the issuance of any additional shares of Marina common stock). As the Prior Warrants were already recorded at fair value as a result of price adjustable terms, the impacts of the modification of the terms is included in the change in fair value of price adjustable warrants in the statement of operations.

These notes were assumed by IThena in connection with the reverse merger.

Note Payable – Service Provider

On December 28, 2016, we entered into an Agreement and Promissory Note with a law firm for past services performed totaling $121,523. The Note calls for monthly payments of $6,000 per month, beginning with an initial payment on March 31, 2017. The Note is unsecured and non-interest bearing. The note will be considered paid in full if the Company pays $100,000 by December 31, 2017. The total balance was $121,523 as of December 31, 2016.